SCHEDULE III	12 Months Ended
Dec. 31, 2011
Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III
SCHEDULE III
REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION
December 31, 2011
(dollars in thousands)

				Initial Cost to Company			Cost Capitalized Subsequent to Acquisition	Gross Amount at which Carried at Close of Period						Life on Which Depreciation in Latest Income Statement is Computed
Description	Location	Ownership Percentage	Encum- brances	Land	Building and Improve- ments(1)	Total		Land	Building and Improve- ments(1)(7)	Total	Accumulated Depreciation and Amortization	Original Date of Construction/ Renovation	Date Acquired
Skilled Nursing Facilities
New Martinsville	New Martinsville, WV	100%	$ (3)	$475	$10,543	$11,018	—	$475	$10,539	$11,014	$(2,772)	1982	11/15/10	39
Glenville	Glenville, WV	100%	—	484	2,839	3,323	—	484	2,834	3,318	(398)	1982	11/15/10	40
Renaissance Terrace	Harriman, TN	100%	—	76	4,459	4,535	—	76	4,430	4,506	(1,457)	1985/1989, 2008	11/15/10	38
Greenwood	Warwick, RI	100%	—	2,066	10,178	12,244	—	2,066	10,128	12,194	(2,255)	1964	11/15/10	24
Pawtuxet Village	Warwick, RI	100%	—	1,275	6,602	7,877	—	1,275	6,520	7,795	(1,554)	1968	11/15/10	24
Woodland View	Tulsa, OK	100%	4,456	1,012	5,632	6,644	—	1,012	5,574	6,586	(1,585)	1987	11/15/10	30
Forest Hills (SNF)	Broken Arrow, OK	100%	(5)	1,653	11,259	12,912	—	1,653	11,246	12,899	(2,249)	1994	11/15/10	40
Seminole Estates	Seminole, OK	100%	—	655	3,527	4,182	—	655	3,387	4,042	(397)	1987	11/15/10	32
Bryan Care	Bryan, OH	100%	—	1,278	6,477	7,755	—	1,278	6,422	7,700	(1,270)	1976	11/15/10	30
Sylvania	Sylvania, OH	100%	(6)	942	5,627	6,569	—	942	5,572	6,514	(1,340)	1967/1974, 1986, 1995, 2008, 2009	11/15/10	24
Point Place	Toledo, OH	100%	—	1,089	5,364	6,453	—	1,089	5,325	6,414	(854)	1995	11/15/10	36
Perrysburg	Perrysburg, OH	100%	—	987	5,358	6,345	—	987	5,309	6,296	(1,048)	1984	11/15/10	32
Forest View	Dayton, OH	100%	—	819	4,214	5,033	—	819	4,184	5,003	(977)	1968	11/15/10	24
New Lebanon	New Lebanon, OH	100%	—	784	4,243	5,027	—	784	4,172	4,956	(958)	1979	11/15/10	28
New Lexington	New Lexington, OH	100%	—	63	3,487	3,550	—	63	3,468	3,531	(1,568)	1981	11/15/10	20
Twin Rivers	Defiance, OH	100%	—	280	3,004	3,284	—	280	2,967	3,247	(618)	1980	11/15/10	30
San Juan	Farmington, NM	100%	(2)	799	4,163	4,962	—	799	4,140	4,939	(802)	1963/1993	11/15/10	24
McKinley Care	Gallup, NM	100%	(2)	409	1,865	2,274	—	409	1,865	2,274	(330)	1968	11/15/10	24
Bedford Hills	Bedford, NH	100%	6,833	1,911	12,245	14,156	—	1,911	12,208	14,119	(2,240)	1992/2010	11/15/10	36
Exeter on Hampton	Exeter, NH	100%	(4)	2,365	2,350	4,715	—	2,365	2,262	4,627	(940)	1976	11/15/10	40
Pheasant Wood	Petersborough, NH	100%	—	625	3,986	4,611	—	625	3,685	4,310	(822)	1975	11/15/10	28
Westwood	Keene, NH	100%	—	699	3,823	4,522	—	699	3,529	4,228	(811)	1965/2010	11/15/10	24
Colonial Hill	Rochester, NH	100%	(4)	412	3,960	4,372	—	412	3,837	4,249	(913)	1986	11/15/10	44
Crestwood Care	Milford, NH	100%	—	557	3,441	3,998	—	557	3,217	3,774	(723)	1972	11/15/10	28
Applewood	Winchester, NH	100%	—	348	3,075	3,423	—	348	2,848	3,196	(568)	1987	11/15/10	32
The Elms Care	Milford, NH	100%	—	312	1,679	1,991	—	312	1,568	1,880	(440)	1890/1890	11/15/10	20
Woodland Hill	Asheboro, NC	100%	(6)	1,706	8,053	9,759	—	1,706	8,042	9,748	(1,236)	1987	11/15/10	32
Missouri River	Great Falls, MT	100%	(2)	2,023	16,967	18,990	—	2,023	16,877	18,900	(3,492)	1960/1990, 2010	11/15/10	30
Butte Care	Butte, MT	100%	(2)	1,092	12,654	13,746	—	1,092	12,630	13,722	(2,322)	1974	11/15/10	35
Whitefish Care	Whitefish, MT	100%	(2)	651	6,339	6,990	—	651	6,321	6,972	(1,233)	1973	11/15/10	35
Deer Lodge	Deer Lodge, MT	100%	(2)	190	3,032	3,222	—	190	3,024	3,214	(719)	1973	11/15/10	30

				Initial Cost to Company			Cost Capitalized Subsequent to Acquisition	Gross Amount at which Carried at Close of Period						Life on Which Depreciation in Latest Income Statement is Computed
Description	Location	Ownership Percentage	Encum- brances	Land	Building and Improve- ments(1)	Total		Land	Building and Improve- ments(1)(6)	Total	Accumulated Depreciation and Amortization	Original Date of Construction/ Renovation	Date Acquired
Twin Oaks	Danvers, MA	100%	—	885	5,100	5,985	—	885	5,071	5,956	(1,298)	1969	11/15/10	24
Maplewood	Amesbury, MA	100%	—	771	4,550	5,321	—	771	4,481	5,252	(1,211)	1968/1969	11/15/10	24
Saugus	Saugus, MA	100%	—	285	1,643	1,928	—	285	1,612	1,897	(672)	1967	11/15/10	24
Kensington Manor	Elizabethtown, KY	100%	—	1,864	7,523	9,387	—	1,864	7,519	9,383	(1,158)	2001/2010	11/15/10	37
Regency Care	Louisville, KY	100%	—	1,169	5,989	7,158	—	1,169	5,989	7,158	(1,493)	1960	11/15/10	25
Paducah Care	Paducah, KY	100%	—	1,636	4,133	5,769	—	1,636	4,133	5,769	(916)	1974/1974, 2008	11/15/10	28
Countryside Care	Bardwell, KY	100%	—	239	4,790	5,029	—	239	4,790	5,029	(850)	1993/2010	11/15/10	35
Bradford Square	South Frankfort, KY	100%	—	774	3,848	4,622	—	774	3,840	4,614	(971)	1960/1990	11/15/10	25
Hillside Villa	Madisonville, KY	100%	—	277	4,272	4,549	—	277	4,272	4,549	(1,074)	1962/1978, 1997	11/15/10	25
Klondike Care	Louisville, KY	100%	—	764	3,576	4,340	—	764	3,575	4,339	(844)	1974/1980, 1994, 1995, 2008	11/15/10	28
Colonial Manor	Bowling Green, KY	100%	—	792	3,050	3,842	—	792	3,047	3,839	(728)	1963	11/15/10	25
Hopkins Care	Woodburn, KY	100%	—	592	2,277	2,869	—	592	2,276	2,868	(578)	1960	11/15/10	25
Bridge Point	Florence, KY	100%	(6)	—	2,278	2,278	—	—	2,274	2,274	(763)	1969/2008, 2009, 2010	11/15/10	20
Magnolia Village	Bowling Green, KY	100%	—	14	629	643	—	14	629	643	(306)	1991	11/15/10	29
Decatur Township	Indianapolis, IN	100%	—	673	3,730	4,403	—	673	3,706	4,379	(727)	1985	11/15/10	32
Gooding/Bennett Hills	Gooding, ID	100%	—	—	1,731	1,731	—	—	1,731	1,731	(392)	1968/2009	11/15/10	40
Fountain City	Columbus, GA	100%	(3)	253	2,797	3,050	—	253	2,786	3,039	(1,044)	1970	11/15/10	40
Etowah Landing	Rome, GA	100%	—	43	842	885	—	43	842	885	(270)	1973/1977, 1987	11/15/10	40
Oakhurst	Ocala, FL	100%	(6)	1,474	8,212	9,686	—	1,474	8,107	9,581	(1,597)	1984/2010	11/15/10	32
Orchard Ridge	New Port Richey, FL	100%	(6)	536	5,685	6,221	—	536	5,590	6,126	(1,096)	1983/1995	11/15/10	32
Bay Tree	Palm Harbor, FL	100%	—	786	4,870	5,656	—	786	4,795	5,581	(1,098)	1981	11/15/10	32
West Bay	Oldsmar, FL	100%	(6)	775	4,660	5,435	—	775	4,526	5,301	(1,004)	1982/2010	11/15/10	32
Sunset Point	Clearwater, FL	100%	(6)	706	4,370	5,076	—	706	4,306	5,012	(989)	1983	11/15/10	32
Arden House	Hamden, CT	100%	20,413	2,250	23,816	26,066	—	2,250	23,396	25,646	(3,994)	1973/2008, 2010	11/15/10	28
Pope John Paul	Danbury, CT	100%	(6)	—	13,702	13,702	—	—	13,702	13,702	(2,617)	1983/2009	11/15/10	32
St. Camillus	Stamford, CT	100%	—	—	12,528	12,528	—	—	12,523	12,523	(2,552)	1987/2008	11/15/10	32
Madison House	Madison, CT	100%	—	4,337	8,164	12,501	—	4,337	8,028	12,365	(1,182)	1994/2009, 2010	11/15/10	36
Willows (CT)	Woodbridge, CT	100%	—	1,838	9,961	11,799	—	1,838	9,510	11,348	(1,606)	1989/2011	11/15/10	32
The Reservoir	West Hartford, CT	100%	7,753	1,204	9,457	10,661	—	1,204	9,270	10,474	(1,375)	1995/2009, 2011	11/15/10	36
Glen Hill	Danbury, CT	100%	(6)	918	7,017	7,935	—	918	6,844	7,762	(1,452)	1963/2009	11/15/10	24

				Initial Cost to Company			Cost Capitalized Subsequent to Acquisition	Gross Amount at which Carried at Close of Period						Life on Which Depreciation in Latest Income Statement is Computed
Description	Location	Ownership Percentage	Encum- brances	Land	Building and Improve- ments(1)	Total		Land	Building and Improve- ments(1)(7)	Total	Accumulated Depreciation and Amortization	Original Date of Construction/ Renovation	Date Acquired
Governor's House	Simsbury, CT	100%	—	—	5,750	5,750	—	—	5,514	5,514	(1,409)	1895/2008, 2010	11/15/10	20
Elms Haven	Thornton, CO	100%	(3)	3,717	18,473	22,190	—	3,717	18,400	22,117	(3,372)	1987/1989, 1997, 2007, 2008	11/15/10	40
Sable	Aurora, CO	100%	(3)	1,272	5,591	6,863	—	1,272	5,531	6,803	(1,128)	1973	11/15/10	35
Carmichael	Carmichael, CA	100%	(6)	—	1,741	1,741	—	—	1,724	1,724	(592)	1960/1976, 2010	11/15/10	40
Willows (CA)	Willows, CA	100%	—	137	1,426	1,563	—	137	1,411	1,548	(398)	1969/2010	11/15/10	40
Washington Care	San Leandro, CA	100%	(2)	—	1,331	1,331	—	—	1,330	1,330	(265)	1969/2010	11/15/10	40
Oak Brook Health Care	Whitehouse, TX	100%	—	1,433	9,643	11,076	—	1,433	9,643	11,076	(171)	1998	06/30/11	40
Broadmeadow Healthcare	Middletown, DE	100%	—	1,650	21,730	23,380	—	1,650	21,730	23,380	(236)	2005	08/01/11	40
Capitol Healthcare	Dover, DE	100%	—	4,940	15,500	20,440	—	4,940	15,500	20,440	(176)	1997	08/01/11	40
Pike Creek Healthcare	Wilmington, DE	100%	—	2,460	25,240	27,700	—	2,460	25,240	27,700	(277)	2009	08/01/11	40
Renaissance Healthcare	Millsboro, DE	100%	—	1,640	22,620	24,260	—	1,640	22,620	24,260	(253)	2008	08/01/11	40
Honey Hill Care Center	Norwalk, CT	100%	—	1,722	6,125	7,847	—	1,722	6,125	7,847	(65)	1993	09/30/11	40
Manokin Manor Nursing & Rehabilitation Center	Princess Anne, MD	100%	—	1,953	7,811	9,764	—	1,953	7,811	9,764	(80)	1987	09/30/11	40
Wesley Woods Alzheimer's Care Center	Abilene, TX	100%	—	883	7,642	8,525	—	883	7,642	8,525	(40)	2004	11/01/11	40
Windcrest Alzheimer's Care Center	Waco, TX	100%	—	800	4,589	5,389	—	800	4,589	5,389	(25)	1994/1999	11/01/11	40

			39,455	76,499	510,857	587,356	—	76,499	506,110	582,609	(83,235)
Multi-license Designation
Forest Hills (ALF)	Broken Arrow, OK	100%	(5)	1,803	3,927	5,730	—	1,803	3,905	5,708	(943)	2000	11/15/10	30
Langdon Place of Dover	Dover, NH	100%	4,970	801	10,036	10,837	—	801	9,653	10,454	(1,854)	1987	11/15/10	42
Clipper Harbor	Portsmouth, NH	100%	(4)	846	7,632	8,478	—	846	7,570	8,416	(1,967)	1986	11/15/10	43
Mineral Springs	North Conway, NH	100%	(4)	417	5,352	5,769	—	417	5,175	5,592	(1,112)	1988	11/15/10	43
Wolfeboro	Wolfeboro, NH	100%	(4)	454	4,531	4,985	—	454	4,399	4,853	(859)	1984/1986, 1987, 2009	11/15/10	41
Langdon Place of Keene	Keene, NH	100%	5,307	304	3,992	4,296	—	304	3,902	4,206	(1,084)	1995	11/15/10	46
Edmondson Care	Brownsville, KY	100%	—	446	5,087	5,533	—	446	5,085	5,531	(1,052)	1994/2009	11/15/10	35
Heartland Villa	Lewisport, KY	100%	—	532	4,025	4,557	—	532	4,024	4,556	(773)	1994/2009	11/15/10	35
Meridian Care	Meridian, ID	100%	(6)	840	8,342	9,182	—	840	8,324	9,164	(2,277)	1997	11/15/10	39
St. Joseph's	Trumbull, CT	100%	(6)	—	21,878	21,878	—	—	21,870	21,870	(4,929)	1959	11/15/10	24

			10,277	6,443	74,802	81,245	—	6,443	73,907	80,350	(16,850)
Assisted Living Facilities
Monroe House	Moses Lake, WA	100%	—	—	182	182	—	—	174	174	(107)	1997	11/15/10	15
Langdon Place of Exeter	Exeter, NH	100%	3,998	571	7,183	7,754	—	571	7,038	7,609	(1,655)	1987	11/15/10	43

				Initial Cost to Company			Cost Capitalized Subsequent to Acquisition	Gross Amount at which Carried at Close of Period						Life on Which Depreciation in Latest Income Statement is Computed
Description	Location	Ownership Percentage	Encum- brances	Land	Building and Improve- ments(1)	Total		Land	Building and Improve- ments(1)(6)	Total	Accumulated Depreciation and Amortization	Original Date of Construction/ Renovation	Date Acquired
Langdon Place of Nashua	Nashua, NH	100%	(4)	—	5,654	5,654	—	—	5,389	5,389	(965)	1989	11/15/10	40
Heritage Place	Owensboro, KY	100%	—	668	5,492	6,160	—	668	5,491	6,159	(914)	2001	11/15/10	38
The Legacy	Paducah, KY	100%	—	325	4,019	4,344	—	325	4,018	4,343	(891)	1999	11/15/10	35
Creekside Senior Living	Green Bay, WI	100%	—	257	2,292	2,549	—	257	2,292	2,549	(8)	2004	11/22/11	40

			3,998	1,821	24,822	26,643	—	1,821	24,402	26,223	(4,540)
Mental Health
Lake Drive	Henryetta, OK	100%	—	160	549	709	—	160	544	704	(316)	1968	11/15/10	10
Boise	Boise, ID	100%	—	—	289	289	—	—	267	267	(113)	1991	11/15/10	40

			—	160	838	998	—	160	811	971	(429)
Independent Living Facility
Glen Crest	Danbury, CT	100%	—	1,356	6,666	8,022	—	1,356	6,652	8,008	(1,104)	1986	11/15/10	32
Continuing Care Retirement Community
Village at Northrise	Las Cruces, NM	100%	(6)	1,432	6,003	7,435	—	1,432	5,821	7,253	(1,552)	1998/1999, 2010	11/15/10	29

			53,730	87,711	623,988	711,699	—	87,711	617,703	705,414	(107,710)
Acute Care Hospital
Texas Regional Medical Center	Sunnyvale, TX	100%	—	4,020	57,620	61,640	—	4,020	57,620	61,640	(1,154)	2009	05/03/11	40

Multi-property Indebtedness			104,168	—	—	—	—	—	—	—	—

			157,898	91,731	681,608	773,339	—	91,731	675,323	767,054	(108,864)

Corporate Assets			—	—	136	136	103	—	239	239	(52)

			$157,898	$91,731	$681,744	$773,475	$103	$91,731	$675,562	$767,293	$(108,916)

(1)	Building and building improvements include land improvements and furniture and equipment.

(2)	Property serves as collateral for a mortgage loan totaling $39.2 million as of December 31, 2011.

(3)	Property serves as collateral for a mortgage loan totaling $19.9 million as of December 31, 2011.

(4)	Property serves as collateral for a mortgage loan totaling $31.5 million as of December 31, 2011.

(5)	Property serves as collateral for a mortgage loan totaling $13.6 million as of December 31, 2011.

(6)	Property serves as collateral for the $100.0 million secured revolving credit facility. There were no amounts outstanding as of December 31, 2011.

(7)	The aggregate cost of real estate for federal income tax purposes was $762.0 million.

SABRA HEALTH CARE REIT, INC.
SCHEDULE III
REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION
(dollars in thousands)

	Year Ended December 31, 2011	Period from November 15, 2010 to December 31, 2010
Real estate:
Balance at the beginning of the period	$570,998	$570,904
Acquisitions	202,570	—
Improvements	9	94
Write-off of fully depreciated assets	(6,284)	—

Balance at the end of the year	$767,293	$570,998

Accumulated depreciation:
Balance at the beginning of the period	$(88,701)	$(85,567)
Depreciation expense	(26,499)	(3,134)
Write-off of fully depreciated assets	6,284	—

Balance at the end of the year	$(108,916)	$(88,701)